UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06719

BB&T Funds
(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor Raleigh, NC			27601-0575
(Address of principal executive offices)			(Zip code)

Keith F. Karlawish, President BB&T Funds 434 Fayetteville Street Mall, 5th Floor Raleigh, NC 27601-0575
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 228-1872

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Sterling Capital Small Cap Value Fund

Semi-Annual Report  April 30, 2007

CAPITAL SMALL
CAP VALUE FUND

  STERLING CAPITAL
SMALL CAP VALUE FUND

TABLE OF CONTENTS

Schedule of Investments	1

Statement of Assets and Liabilities	4

Statement of Operations	5

Statement of Changes in Net Assets	6

Financial Highlights	7

Disclosure of Fund Expenses	8

Notes to Financial Statements	9

Board Consideration of Advisory Agreements	15

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q within 60 days after period end. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-450-3722; and (ii) on the SEC's website at http://www.sec.gov.

  STERLING CAPITAL
SMALL CAP VALUE FUND
APRIL 30, 2007 (Unaudited)

SECTOR WEIGHTINGS (Unaudited)†:

† Percentages based on market value of total investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

COMMON STOCK* — 95.6%
	Shares	Market Value
CONSUMER DISCRETIONARY — 29.8%
America's Car-Mart, Inc. (a)	28,200	$361,524
Avatar Holdings, Inc. (a)	20,435	1,534,055
Callaway Golf Co.	62,350	1,119,806
Career Education Corp. (a)	31,450	929,033
Catalina Marketing Corp.	45,200	1,432,840
Champion Enterprises, Inc. (a)	257,725	2,649,413
Exide Technologies (a)	249,334	2,346,233
Fleetwood Enterprises, Inc. (a)	125,850	1,048,330
Furniture Brands International, Inc.	74,100	1,191,528
Lithia Motors, Inc., Class A	48,521	1,307,641
O'Charleys, Inc. (a)	38,200	806,402
ProQuest Co. (a)	127,300	1,158,430
Regis Corp.	54,850	2,096,916
Tempur-Pedic International, Inc.	20,950	544,072
Universal Technical Institute, Inc. (a)	22,450	562,822
Zale Corp. (a)	73,500	2,051,385
		21,140,430
CONSUMER STAPLES — 2.0%
Sanderson Farms, Inc.	19,798	782,615
Winn-Dixie Stores, Inc. (a)	36,100	626,335
		1,408,950
ENERGY — 4.6%
CARBO Ceramics, Inc.	20,950	910,277
Forest Oil Corp. (a)	66,750	2,352,270
		3,262,547

The accompanying notes are an integral part of the financial statements.

  STERLING CAPITAL
SMALL CAP VALUE FUND
APRIL 30, 2007 (Unaudited)

COMMON STOCK* — continued
	Shares	Market Value
FINANCIALS — 23.5%
Annaly Capital Management, Inc. REIT	152,400	$2,424,684
BankUnited Financial Corp., Class A	96,500	2,089,225
Endurance Specialty Holdings, Ltd.	38,950	1,457,509
First Citizens BancShares, Inc., Class A	10,750	2,181,175
Horace Mann Educators Corp.	50,400	1,060,416
Infinity Property & Casualty Corp.	22,250	1,034,848
Nelnet, Inc., Class A	50,900	1,368,701
Origen Financial, Inc. REIT	38,527	279,321
Phoenix Cos., Inc. (The)	110,350	1,644,215
Provident Financial Services, Inc.	24,050	412,217
Waddell & Reed Financial, Inc., Class A	73,390	1,777,506
Washington Federal, Inc.	40,050	949,586
		16,679,403
HEALTH CARE — 2.7%
CONMED Corp. (a)	39,390	1,194,305
Par Pharmaceutical Cos., Inc. (a)	26,150	704,220
		1,898,525
INDUSTRIALS — 10.8%
Brink's Co. (The)	22,350	1,419,225
Covanta Holding Corp. (a)	123,760	3,037,070
Crane Co.	31,700	1,347,567
ICT Group, Inc. (a)	24,000	450,960
Smith (A.O.) Corp.	26,800	1,021,080
Trex Co., Inc. (a)	20,775	423,602
		7,699,504
INFORMATION TECHNOLOGY — 17.9%
Axcelis Technologies, Inc. (a)	120,565	922,322
BISYS Group, Inc. (The) (a)	209,500	2,423,915
Black Box Corp.	46,669	1,700,618
Cabot Microelectronics Corp. (a)	55,100	1,770,914
CSG Systems International, Inc. (a)	47,750	1,278,745
EarthLink, Inc. (a)	385,525	2,953,121
Keane, Inc. (a)	52,040	729,601
Orbotech, Ltd. (a)	25,300	580,129
Progress Software Corp. (a)	10,800	325,404
		12,684,769

The accompanying notes are an integral part of the financial statements.

  STERLING CAPITAL
SMALL CAP VALUE FUND
APRIL 30, 2007 (Unaudited)

COMMON STOCK* — continued
	Shares	Market Value
MATERIALS — 2.4%
Louisiana-Pacific Corp.	64,900	$1,279,179
OMNOVA Solutions, Inc. (a)	80,800	425,008
		1,704,187
UTILITIES — 1.9%
Allete, Inc.	28,550	1,382,105
TOTAL COMMON STOCK (Cost $57,133,091)		67,860,420
REPURCHASE AGREEMENT — 4.0%
	Principal Amount
U.S. Bank N.A. 5.05%, dated 04/30/07, maturing on 05/01/07, with a maturity value of $2,848,457 (collateralized fully by U.S. Government Agencies) (Cost $2,848,057)	$2,848,057	2,848,057
TOTAL INVESTMENTS (Cost $59,981,148) — 99.6%		70,708,477
NET OTHER ASSETS (LIABILITIES) — 0.4%		293,473
NET ASSETS — 100.0%		$71,001,950

*  Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(a)  Represents non-income producing security.

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

  STERLING CAPITAL
  SMALL CAP VALUE FUND
  APRIL 30, 2007 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments at value (Cost $59,981,148)	$70,708,477
Receivable for investment securities sold	1,501,360
Receivable for capital shares sold	256,826
Interest and dividends receivable	19,028
Prepaid expenses	11,735
Total Assets	72,497,426
Liabilities:
Payable for investment securities purchased	1,166,107
Payable for capital shares redeemed	214,706
Accrued expenses and other payables:
Investment advisory fees	46,053
Administration fees	6,770
Trustees' fees	980
Compliance service fees	812
Other	60,048
Total Liabilities	1,495,476
Net Assets	$71,001,950
NET ASSETS CONSIST OF:
Paid-in capital	$55,756,027
Accumulated net investment loss	(55,930)
Accumulated net realized gain on investments	4,574,524
Net unrealized appreciation on investments	10,727,329
Net Assets	$71,001,950
Sterling Shares:
Shares Issued and Outstanding (unlimited authorization — no par value)	4,463,003
Net Asset Value, Offering and Redemption Price Per Share	$15.91

The accompanying notes are an integral part of the financial statements.

  STERLING CAPITAL
  SMALL CAP VALUE FUND
  FOR THE SIX MONTHS ENDED
  APRIL 30, 2007 (Unaudited)

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$257,987
Interest	57,267
Total Investment Income	315,254
Expenses:
Investment advisory fees	284,311
Administration fees	42,843
Accounting fees	2,328
Chief Compliance Officer fees	561
Custodian fees	4,917
Printing fees	15,247
Professional fees	23,456
Registration and filing fees	11,138
Transfer agent fees	83,343
Trustees' fees	2,736
Other expenses	4,187
Total Expenses	475,067
Less:
Waiver of investment advisory fees (Note 4)	(102,255)
Fees paid indirectly (Note 4)	(1,628)
Net Expenses	371,184
Net Investment Loss	(55,930)
Realized/Unrealized Gain on Investments:
Net realized gain on investments	4,825,439
Net change in unrealized appreciation on investments	2,470,293
Net Realized/Unrealized Gain on Investments	7,295,732
Net Increase in Net Assets Resulting from Operations	$7,239,802

The accompanying notes are an integral part of the financial statements.

  STERLING CAPITAL
  SMALL CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Operations:
Net Investment Loss	$(55,930)	$(195,685)
Net Realized Gain on Investments	4,825,439	22,691,205
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,470,293	(8,446,370)
Net Increase in Net Assets Resulting From Operations	7,239,802	14,049,150
Distributions:
Net Investment Income	—	(101,502)
Realized Capital Gains	(14,260,312)	(15,618,613)
Total Distributions	(14,260,312)	(15,720,115)
Capital Share Transactions:
Issued	20,826,357	17,809,586
Reinvestment of Distributions	12,238,373	14,844,748
Redeemed	(15,779,586)	(69,446,759)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	17,285,144	(36,792,425)
Total Increase (Decrease) in Net Assets	10,264,634	(38,463,390)
Net Assets:
Beginning of period	60,737,316	99,200,706
End of period (Includes Undistributed Net Investment Income of $0 and $0, respectively)	$71,001,950	$60,737,316
Share Transactions:
Issued	1,365,615	1,020,420
Reinvestment of Distributions	834,814	938,217
Redeemed	(1,045,546)	(4,095,586)
Net Increase (Decrease) in Shares Outstanding	1,154,883	(2,136,949)

The accompanying notes are an integral part of the financial statements.

  STERLING CAPITAL
  SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated

	Six Months Ended April 30, 2007		Years Ended October 31,
	(Unaudited)		2006		2005		2004	2003	2002
Net Asset Value, Beginning of Period	$18.36		$18.22		$18.33		$16.17	$11.75	$14.00
Income/(Loss) from Investment Operations:
Net Investment Income (Loss)	(0.01)		(0.04	)(1)	0.01	(1)	0.07	(0.01)	(0.01)
Net Realized and Unrealized Gain (Loss)	1.91		3.09	(1)	1.61	(1)	2.61	4.54	(1.30)
Total from Investment Operations	1.90		3.05		1.62		2.68	4.53	(1.31)
Distributions:
Net Investment Income	—		(0.02)		—		(0.07)	—	—
Net Realized Capital Gains	(4.35)		(2.89)		(1.73)		(0.45)	(0.11)	(0.94)
Total Distributions	(4.35)		(2.91)		(1.73)		(0.52)	(0.11)	(0.94)
Net Asset Value, End of Period	$15.91		$18.36		$18.22		$18.33	$16.17	$11.75
Total Return†	12.36	%(2)	19.31%		9.24%		17.03%	38.88%	(10.34)%
Ratios and Supplemental Data
Net Assets, End of Period (000)	$71,002		$60,737		$99,201		$247,954	$227,702	$167,698
Ratio of Expenses to Average Net Assets	1.21	%(3)	1.25	%(4)	1.25	%(4)	1.25%	1.25%	1.25%
Ratio of Expenses to Average Net Assets (without waivers and fees paid indirectly)	1.54	%(3)	1.63%		1.47%		1.36%	1.35%	1.31%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.18	)%(3)	(0.26)%		0.06%		0.33%	(0.10)%	(0.07)%
Portfolio Turnover Rate	49	%(2)	56%		45%		41%	46%	24%

  †  Total return is for the period indicated and has not been annualized. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total return would have been lower if the Adviser did not waive a portion of its fee.

  (1)  Per share calculations based on the Average Shares method.

  (2)  Not Annualized.

  (3)  Annualized.

  (4)  The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would not significantly differ.

The accompanying notes are an integral part of the financial statements.

  STERLING CAPITAL
  SMALL CAP VALUE FUND

DISCLOSURE OF FUND EXPENSES (unaudited)

As a shareholder of the BB&T Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 through April 30, 2007.

• Actual Example. The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical Example for Comparison Purposes. The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/01/06	Ending Account Value 04/30/07	Expenses Paid During Period* 11/01/06 – 04/30/07	Annualized Expense Ratio During Period 11/01/06 – 4/30/07
Sterling Capital Small Cap Value Fund — Sterling Shares
Actual Fund Return	$1,000.00	$1,123.60	$6.37	1.21%
Hypothetical 5% Return	$1,000.00	$1,018.79	$6.06	1.21%

*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

  STERLING CAPITAL
  SMALL CAP VALUE FUND
  APRIL 30, 2007 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

BB&T Funds (the "Trust") (previously The BB&T Mutual Funds Group) was organized as a Massachusetts business trust by the amended Agreement and Declaration of Trust dated October 1, 1987. The Trust consists of twenty-five series of units of beneficial interest ("Shares") offered to the public, each representing interests in one of twenty-five separate investment portfolios. These financial statements pertain to the Sterling Capital Small Cap Value Fund (the "Fund") only. The financial statements of the remaining series are presented in a separate document. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

The Fund may offer to the public four classes of Shares: Class A Shares, Class B Shares, Class C Shares and Sterling Shares. Currently, the Fund only offers Sterling Shares to the public. The Fund is an "open-end" "diversified" management company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

On December, 18, 2006 the Sterling Capital Small Cap Value Fund, a series of The Advisor's Inner Circle Fund (the "Acquired Fund"), merged with and into the Fund pursuant to an Agreement and Plan of Reorganization (See Note 7).

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in the preparation of financial statements. The policies are in conformity with United States generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

New Accounting Standards — In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards, "Fair Value Measurements" ("SFAS No. 157"). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for the period.

  STERLING CAPITAL
  SMALL CAP VALUE FUND
  APRIL 30, 2007 (Unaudited)

In July, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in year of determination. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact on the financial statements once adopted.

Securities Valuation — Investments of the Fund in securities the principal market for which is a securities exchange or an over-the counter market are valued at their latest available sales price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price), or, absent such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. Securities the principal market for which is not a securities exchange are valued at their latest bid quotation in such principal market. Short-term securities are valued either at amortized cost or original cost plus interest, which approximates market value. Repurchase Agreements are valued at original cost.

Securities for which market prices are not readily available are valued as determined by the BB&T Funds' Pricing Committee in their best judgment pursuant to procedures established by and under the general supervision of the Board of Trustees (the "Board"). Some of the more common reasons that may necessitate that a security be valued by the Pricing Committee include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. As of April 30, 2007 there were no fair valued securities.

Securities Transactions and Related Income — Security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on a trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sale proceeds.

  STERLING CAPITAL
  SMALL CAP VALUE FUND
  APRIL 30, 2007 (Unaudited)

Repurchase Agreements — The Fund may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T Asset Management, Inc. ("BB&T AM" or "Administrator") or a sub-advisor deems creditworthy under guidelines approved at the Board, subject to a seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) in a segregated account. Securities subject to repurchase are held by the Fund's custodian, another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionately in relation to the net assets of each fund in the Trust or another reasonable basis. Expenses that are attributable to both the Trust and the BB&T Variable Insurance Funds are allocated across the Trust and BB&T Variable Insurance Funds, based upon relative net assets or on another reasonable basis.

Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

Federal Income Taxes — It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition and long-term U.S. Government Securities) for the six months ended April 30, 2007, were $32,039,624 and $29,349,715, respectively. There were no purchases or sales of long-term U.S. Government securities.

4. Related Party Transactions:

Investment advisory and management services are provided to the Fund by Sterling Capital Management LLC (the "Adviser") pursuant to an Investment Advisory Agreement (the "Advisory Agreement") dated July 1, 2006. The Adviser is a successor to Sterling Capital

  STERLING CAPITAL
  SMALL CAP VALUE FUND
  APRIL 30, 2007 (Unaudited)

Management Company, which was a wholly-owned subsidiary of United Asset Management. On April 1, 2005, BB&T Corporation acquired a 70% ownership interest in the Adviser. The Adviser now operates as an independently managed subsidiary of BB&T Corporation.

Under the Advisory Agreement, the Adviser receives an annual fee equal to (a) 0.90% of the Fund's average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by the Trust and the Adviser. A fee agreed to in writing from time to time by the Trust and the Adviser may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower the Fund's expenses and increase net income of the Fund during the period when such lower fee is in effect. The Adviser has contractually agreed to limit its advisory fee paid by the Fund to 0.80% for the period from December 18, 2006 through January 31, 2008. Any reductions in advisory fees are reflected as "Waiver of investment advisory fees" in the Statement of Operations.

Prior to December 18, 2006, the Adviser received a fee equal to 1.00% of the Acquired Fund's average daily net assets. The Adviser had voluntarily agreed to waive a portion of its advisory fee and to assume expenses, if necessary, in order to limit the Acquired Fund's total operating expenses to a maximum of 1.25% of average daily net assets.

Since December 18, 2006, BB&T AM serves as the Administrator to the Fund as well as other funds in the Trust pursuant to the Administration Agreement. The Fund pays the Administrator its portion of a fee at an annual rate of 0.11% on the first $3.5 billion of the Trust's average daily net assets; 0.075% on the next $1.5 billion of the Trust's average daily net assets; 0.06% on the next $1 billion of the Trust's average daily net assets; and 0.04% on the Trust's average daily net assets over $6 billion.

Prior to December 18, 2006, SEI Investment Global Funds Services served as the administrator to the Acquired Fund and was paid fees of 0.150% on the first $250 million of the Acquired Fund's average daily net assets; 0.125% on the next $250 million of the Acquired Fund's average daily net assets; 0.100% on the Acquired Fund's average daily net assets over $500 million; subject to a minimum annual administration fee of $250,000 and $20,000 per each additional class.

Since December 18, 2006, PFPC Inc. serves as the Fund's sub-administrator and transfer agent. PFPC Distributors, Inc. (the "Distributor") serves as the Fund's Distributor pursuant to an Underwriting Agreement.

Prior to December 18, 2006, DST Systems, Inc. and SEI Investments Distribution Co. served as the Acquired Fund's transfer agent and distributor, respectively.

U.S. Bank National Association acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Acquired Fund for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets

  STERLING CAPITAL
  SMALL CAP VALUE FUND
  APRIL 30, 2007 (Unaudited)

of the Acquired Fund that were serviced by the financial representative. Such fees were paid by the Acquired Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Acquired Fund's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount were paid by the Adviser. During the six months ended April 30, 2007, the Acquired Fund paid $10,037, to third parties for such services. These fees are included under "Transfer agent fees" in the Statement of Operations.

During the period from November 1, 2006 through December 15, 2006, the Acquired Fund earned cash management credits, which were used to offset transfer agent fees. This amount is labeled as "Fees paid indirectly" on the Statement of Operations.

Certain Officers and Trustees of the Fund are affiliated with the Adviser, the Administrator, or the sub-administrator. Such Officers and Trustees receive no compensation from the Trust for servicing in their respective roles. Each of the five Trustees who are not interested persons (as defined in the 1940 Act) of the Trust serve on both the Board and Audit Committee and are compensated $6,000 per quarter and $2,400 for each regularly scheduled meeting, plus reimbursement for certain expenses. Additionally, the Chairman of the Board and Audit Committee Chairman receive an annual retainer of $6,000 and $10,000, respectively.

Since December 18, 2006, the Chief Compliance Officer's (the "CCO") compensation is reviewed and approved by the Fund's Board and paid by the Administrator. However, the Fund reimburses the Administrator for its allocable portion of the CCO's salary. As a result, the CCO fee paid by the Fund is only part of the total compensation received by the CCO.

Prior to December 18, 2006, services provided by the CCO and his staff were paid for by the Acquired Fund as incurred. The services included regulatory oversight of the Advisor and service providers as required by SEC regulations. The CCO's services had been approved and reviewed by the Acquired Fund's Board.

5. Federal Income Tax Information:

The tax character of distributions paid during the latest tax year end of October 31, 2006, were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2006	$810,653	$14,909,462	$15,720,115

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2007, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$60,232,081	$12,317,612	$(1,841,216)	$10,476,396

  STERLING CAPITAL
  SMALL CAP VALUE FUND
  APRIL 30, 2007 (Unaudited)

6. Other:

At April 30, 2007, 53% of total shares outstanding were held by three record shareholders of the Fund each owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

7. Reorganization:

On December 18, 2006, the Fund acquired all of the assets and assumed all of the liabilities of Sterling Capital Small Cap Value Fund, a series of The Advisor's Inner Circle Fund, in exchange for shares of the Fund, pursuant to an Agreement and Plan of Reorganization approved by the Acquired Fund's shareholders on November 8, 2006 and by the Fund's Board on February 28, 2006. The results of the shareholder meeting are listed below. The Fund is the surviving fund for the purposes of maintaining the post-reorganization financial statements and performance history.

The Fund had no assets prior to the reorganization. Accordingly, the reorganization, which was a tax-free reorganization, had no effect on the Fund's operations. As a result of the reorganization, shareholders of the Acquired Fund became shareholders of the Fund.

8. Special Meeting of Shareholders:

On November 8, 2006, there was a special meeting of shareholders of the Acquired Fund. The purpose of the meeting was to consider and act upon an Agreement and Plan of Reorganization adopted by The Advisers' Inner Circle Fund providing for the transfer of all of the assets of the Acquired Fund in exchange for Sterling Shares ("Shares") of the Fund and the assumption by the Fund of all of the liabilities of the Acquired Fund, followed by the dissolution and liquidation of the Acquired Fund and the distribution of Shares of the Fund to the shareholders of the Acquired Fund.

Affirmative	Against	Abstain
2,133,414	14,329	248,562

  STERLING CAPITAL
  SMALL CAP VALUE FUND

BOARD CONSIDERATION OF ADVISORY AGREEMENTS (unaudited)

The Board of Trustees, at a meeting held on June 2, 2006, formally considered the initial approval of the Fund investment advisory agreement between Adviser and the Trust (the "Advisory Agreement").

The Trustees reviewed extensive material in connection with their consideration of the Advisory Agreement, including data from an independent provider of mutual fund data (as assembled by the Fund's sub-administrator) which included comparisons with industry averages for comparable funds for advisory fees and total fund expenses. The data reflected the Adviser's proposed fee waivers, as well as the Adviser's contractual investment advisory fee levels. The Board was assisted in its review by independent legal counsel, who provided a memorandum detailing the legal standards for the initial approval of the Advisory Agreement. The Board received a detailed presentation by the Adviser, which included an analysis of the performance of the Acquired Fund. The Board also received profitability information from the Adviser. The Board also deliberated outside the presence of management and the Adviser.

In their deliberations, each Trustee attributed different weights to various factors involved in an analysis of whether the Advisory Agreement should be approved, and no factor alone was considered determinative. The Trustees determined that the overall arrangement between the Trust and the Adviser, as provided in the Advisory Agreement, was fair and reasonable and that the approval of the Advisory Agreement was in the best interests of the the Fund and its shareholders.

The matters addressed below were considered and discussed by the Trustees in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services to be provided to the Fund under the Advisory Agreement. The Trustees took into account the long-term performance history of the Acquired Fund, noting that the Fund would continue unchanged with respect to investment management matters as a series of the Trust. The Trustees therefore had the benefit of a long-term performance history in making their assessment, as well as materials furnished specifically in connection with the approval process. The Trustees considered the background and experience of the Adviser's management and the expertise of investment personnel of the Adviser responsible for the day-to-day management of the Fund. The Trustees considered the overall reputation, and the capabilities and commitment of the Adviser to provide high quality service to the Trust, and the Trustees' overall confidence in the Adviser's integrity.

The Trustees received information concerning the firm's expertise in value investing and the investment philosophy and investment processes applied by the Adviser in managing the Fund. The Trustees also considered information regarding regulatory

  STERLING CAPITAL
  SMALL CAP VALUE FUND

compliance and compliance with the investment policies of the Fund. The Trustees also evaluated the procedures of the Adviser designed to fulfill the Adviser's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Adviser's code of ethics (regulating the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the quality and nature of services to be provided by the Adviser, the scope of responsibilities was consistent with mutual fund industry norms, and that the quality of the services appeared to be of high quality.

Investment Performance

The Trustees considered performance results of the Predecessor Fund. In the Trustees' review of performance, long and short-term performance were considered. It was noted that Acquired Fund had outperformed its index during the approximately 10-year performance period.

After reviewing the performance of the Acquired Fund, and taking into consideration the management style, investment strategies, and prevailing market conditions during the prior year and for longer periods, the Trustees concluded that the performance of the Acquired Fund provided a solid basis for anticipating that the performance of the Fund would be satisfactory and that the Adviser was properly addressing any short-term performance issues.

Cost of Services, Including the Profits Realized by the Adviser and Affiliates

The Trustees considered peer group comparable information with respect to the advisory fees charged by the Adviser to the Fund, taking into consideration both contractual and estimated (i.e., after waiver) fee levels. The Trustees concluded that the investment advisory fees fell within an acceptable range as compared to peer groups, particularly in light of the fee waivers that would be in effect in the upcoming year.

As part of their review, the Trustees considered benefits to the Adviser aside from investment advisory fees. The Trustees considered the fallout benefits to the Adviser such as the research services available to the Adviser by reason of brokerage commissions generated by the Fund's turnover. The Trustees also considered benefits to the Adviser's affiliates, including administration fees received by its affiliate, BB&T Asset Management, Inc.

Consideration of the reasonableness of advisory fees also took into account, where relevant, the estimated profitability of the Adviser. In determining whether the investment advisory fee was reasonable, the Trustees reviewed profitability information provided by the Adviser with respect to investment advisory services. With respect to such information, the Trustees recognized that such profitability data was unaudited and represented the Adviser's own determination of its and its affiliates' proposed revenues from the contractual services to be provided to the Fund, less expenses of providing such services. Expenses include estimated direct and indirect costs and were

  STERLING CAPITAL
  SMALL CAP VALUE FUND

calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts, because comparative information is not generally publicly available and is affected by numerous factors. Based on their review, the Trustees concluded that the estimated profitability to the Adviser and its affiliates as a result of their relationships with the Fund was acceptable. The Board also concluded that the fees under the Advisory Agreement were fair and reasonable, in light of the services and benefits provided to the Fund.

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Trust's assets. The Trustees found that the Fund was not of a sufficient size to produce economies of scale and was unlikely to build its assets to such a point during the initial term of the Advisory Agreement.

NOTES

NOTES

NOTES

Sterling Capital Small Cap Value Fund

P.O. Box 9652
Providence, RI 02940-9652
1-866-450-3722

Adviser:

Sterling Capital Management, LLC
Two Morrocroft Centre
4064 Colony Road, Suite 300
Charlotte, NC 28211

Distributor:

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

Administrator:

BB&T Asset Management, Inc.
434 Fayetteville Street Mall
5th Floor
Raleigh, NC 27601

Legal Counsel:

Ropes and Gray LLP
One Metro Center
700 12th Street, N.W.
Suite 900
Washington D.C. 20005

Transfer Agent:

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

Auditors:

KPMG LLP
191 W. Nationwide Boulevard
Suite 500
Columbus, OH 43215

This information must be preceded or accompanied by a current prospectus for the Fund described.

A25-SAR-4/30/07

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BB&T Funds

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President
(principal executive officer)

Date	June 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President
(principal executive officer)

Date	June 28, 2007

By (Signature and Title)*	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer
(principal financial officer)

Date	June 28, 2007

* Print the name and title of each signing officer under his or her signature.